------------------------------
                                                  OMB APPROVAL
                                                  ------------------------------
                                                  OMB Number: 3235-0570

                                                  Expires: September 30, 2007

                                                  Estimated average burden
                                                  hours per response: 19.4
                                                  ------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21701
                                   ----------------------------------------

                              The Destination Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  2001 North Main Street, Suite 270      Walnut Creek, California      94596
--------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)

                              Wade R. Bridge, Esq.


Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (925) 935-2900
                                                    -----------------------

Date of fiscal year end:         August 31, 2006
                         ----------------------------------------

Date of reporting period:       February 28, 2006
                         ----------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.





                                DESTINATION FUNDS


                         Destination Select Equity Fund















                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 2006
                                   (UNAUDITED)









                               INVESTMENT ADVISOR
                      Destination Capital Management, Inc.
                                Walnut Creek, CA

DESTINATION SELECT EQUITY FUND
SUPPLEMENTARY PORTFOLIO INFORMATION
FEBRUARY 28, 2006 (UNAUDITED)
================================================================================
--------------------------------------------------------------------------------

                DESTINATION SELECT EQUITY FUND VS S&P 500 INDEX
                    SECTOR DIVERSIFICATION (% OF NET ASSETS)
                      AS OF FEBRUARY 28, 2006 (UNAUDITED)

                                                  Destination        S&P 500
                                               Select Equity Fund     Index
                                           ------------------------------------
Energy                                                0.0%             9.5%
Materials                                             0.0%             3.0%
Industrials                                           4.6%            11.2%
Consumer Discretionary                               24.2%            10.4%
Consumer Staples                                     20.3%             9.4%
Health Care                                          14.8%            13.3%
Financials                                            7.5%            21.2%
Information Technology                                5.2%            15.3%
Telecommunication Services                            0.0%             3.3%
Utilities                                             0.0%             3.4%
Cash                                                 23.4%             0.0%


--------------------------------------------------------------------------------



                                 TOP 10 HOLDINGS
--------------------------------------------------------------------------------

                 SECURITY DESCRIPTION                   % OF NET ASSETS
     ------------------------------------------    -------------------------
     Walt Disney Co. (The)                                    6.1%
     Costco Wholesale Corp.                                   5.3%
     Pfizer, Inc.                                             5.2%
     ARAMARK Corp.                                            5.1%
     Coca-Cola Co. (The)                                      5.1%
     Wal-Mart Stores, Inc.                                    5.0%
     U.S. Bancorp                                             4.9%
     Stryker Corp.                                            4.9%
     Procter & Gamble Co. (The)                               4.9%
     Gannett Co., Inc.                                        4.8%



DESTINATION SELECT EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 2006 (UNAUDITED)
===================================================================================================================

ASSETS
   Investments in securities:
      At acquisition cost                                                                          $    100,194
                                                                                                   ============
      At value                                                                                     $    102,011
   Receivable for capital shares sold                                                                    20,000
   Dividends receivable                                                                                     203
   Other assets                                                                                           5,328
   Receivable from Advisor (Note 4)                                                                      10,256
                                                                                                   ------------
Total Assets                                                                                            137,798
                                                                                                   ------------

LIABILITIES
   Accrued Liabilities:
      Payable to affiliate (Note 4)                                                                      12,002
      Other accrued expenses                                                                              3,793
                                                                                                   ------------
Total Liabilities                                                                                        15,795
                                                                                                   ------------

NET ASSETS                                                                                         $    122,003
                                                                                                   ============

NET ASSETS CONSIST OF:
   Paid-in capital                                                                                 $    120,000
   Undistributed net investment income                                                                      186
   Net unrealized appreciation on investments                                                             1,817
                                                                                                   ------------
NET ASSETS                                                                                         $    122,003
                                                                                                   ============

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)          11,961
                                                                                                   ============

Net asset value, offering price and redemption price per share (a)                                 $      10.20
                                                                                                   ============


(a)  Redemption price may differ from the net asset value per share depending upon the length of time the shares are held (Note 2).

See accompanying notes to financial statements.









                                                      2

DESTINATION SELECT EQUITY FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED FEBRUARY 28, 2006(a) (UNAUDITED)
===================================================================================================================

INVESTMENT INCOME
   Dividend income                                                                                 $        397
                                                                                                   ------------
EXPENSES
   Fund accounting fees (Note 4)                                                                          5,002
   Administration fees (Note 4)                                                                           4,000
   Insurance expense                                                                                      3,874
   Transfer agent fees (Note 4)                                                                           3,000
   Professional fees                                                                                      2,833
   Custody fees                                                                                             860
   Registration fees                                                                                        308
   Investment advisory fees (Note 4)                                                                        127
   Other expenses                                                                                           100
                                                                                                   ------------
Total expenses                                                                                           20,104
   Less fees waived and expenses reimbursed by the Advisor (Note 4)                                     (19,893)
                                                                                                   ------------
Net expenses                                                                                                211
                                                                                                   ------------

NET INVESTMENT INCOME                                                                                       186
                                                                                                   ------------

UNREALIZED GAINS ON INVESTMENTS
   Net change in unrealized appreciation/depreciation on investments                                      1,817
                                                                                                   ------------

INCREASE IN NET ASSETS FROM OPERATIONS                                                             $      2,003
                                                                                                   ============


(a)  Represents  the period from the  commencement  of operations  (December 29, 2005) through February 28, 2006.

See accompanying notes to financial statements.


                                                      3

DESTINATION SELECT EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
PERIOD ENDED FEBRUARY 28, 2006 (a) (UNAUDITED)
===================================================================================================================

FROM OPERATIONS
   Net investment income                                                                           $        186
   Net change in unrealized appreciation/depreciation of investments                                      1,817
                                                                                                   ------------
Net increase in net assets from operations                                                                2,003
                                                                                                   ------------

CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                                                             20,000
                                                                                                   ------------

Total increase in net assets                                                                             22,003

NET ASSETS
   Beginning of period                                                                                  100,000
                                                                                                   ------------
   End of period                                                                                   $    122,003
                                                                                                   ============

UNDISTRIBUTED NET INVESTMENT INCOME                                                                $        186
                                                                                                   ============

CAPITAL SHARE ACTIVITY
   Shares sold                                                                                            1,196
   Shares outstanding at beginning of period                                                             10,000
                                                                                                   ------------
   Shares outstanding at end of period                                                                   10,000
                                                                                                   ============

(a)  Represents  the period from the  commencement  of operations  (December 29, 2005) through February 28, 2006.

See accompanying notes to financial statements.












                                                      4

DESTINATION SELECT EQUITY FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
===================================================================================================================

                                                                                                  PERIOD ENDED
                                                                                                   FEBRUARY 28,
                                                                                                    2006 (a)
                                                                                                   (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------

   Net asset value at beginning of period                                                          $      10.00
                                                                                                   ------------

   Income from investment operations:
     Net investment income                                                                                 0.02
     Net unrealized gains on investments                                                                   0.18
                                                                                                   ------------
   Total from investment operations                                                                        0.20
                                                                                                   ------------

   Net asset value at end of period                                                                $      10.20
                                                                                                   ============

   Total return (b)                                                                                        2.00%(c)
                                                                                                   ============

   Net assets at the end of period                                                                 $    122,003
                                                                                                   ============

RATIOS/SUPPLEMENTARY DATA:
   Ratio of gross expenses to average net assets                                                         116.99%(e)

   Ratio of net expenses to average net assets (d)                                                         1.23%(e)

   Ratio of net investment income to average net assets (d)                                                1.08%(e)

   Portfolio turnover rate                                                                                    0%
-------------------------------------------------------------------------------------------------------------------

(a) Represents the period from the commencement of operations (December 29, 2005) through February 28, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)  Not annualized.

(d)  Ratio was determined after advisory fee waivers and expense reimbursements.

(e)  Annualized.

See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2006 (UNAUDITED)

================================================================================
 SHARES    COMMON STOCKS - 76.6%                                     VALUE
-------------------------------------------------------------------------------

           CONSUMER DISCRETIONARY - 24.2%
     220   ARAMARK Corp.                                          $      6,261
     110   Carnival Corp.                                                5,682
     160   DreamWorks Animation SKG, Inc. (a)                            4,320
      95   Gannett Co., Inc.                                             5,905
     264   Walt Disney Co. (The)                                         7,389
                                                                  ------------
                                                                        29,557
                                                                  ------------
           CONSUMER STAPLES - 20.3%
     149   Coca-Cola Co. (The)                                           6,253
     125   Costco Wholesale Corp.                                        6,410
     100   Procter & Gamble Co. (The)                                    5,993
     135   Wal-Mart Stores, Inc.                                         6,124
                                                                  ------------
                                                                        24,780
                                                                  ------------
           FINANCIALS - 7.5%
      35   Capital One Financial Corp.                                   3,066
     195   U.S. Bancorp                                                  6,027
                                                                  ------------
                                                                         9,093
                                                                  ------------
           HEALTH CARE - 14.8%
     100   Johnson & Johnson                                             5,765
     240   Pfizer, Inc.                                                  6,286
     130   Stryker Corp.                                                 6,009
                                                                  ------------
                                                                        18,060
                                                                  ------------
           INDUSTRIALS - 4.6%
     170   General Electric Co.                                          5,588
                                                                  ------------

           INFORMATION TECHNOLOGY - 5.2%
      70   Automatic Data Processing, Inc.                               3,233
      70   First Data Corp.                                              3,159
                                                                  ------------
                                                                         6,392
                                                                  ------------

           TOTAL COMMON STOCKS (Cost $91,653)                     $     93,470
                                                                  ------------

================================================================================
 SHARES    SHORT TERM INVESTMENTS - 7.0%                             VALUE
--------------------------------------------------------------------------------

   8,541   AIM STIT - Liquid Assets Portfolio (The) (Cost $8,541) $      8,541
                                                                  ------------

           TOTAL INVESTMENTS AT VALUE -  83.6% (Cost $100,194)    $    102,011

           OTHER ASSETS IN EXCESS OF LIABILITIES - 16.4%                19,992
                                                                  ------------

           TOTAL NET ASSETS - 100.0%                              $    122,003
                                                                  ============

(a)  Non-income producing security.

 See accompanying notes to financial statements.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Destination Select Equity Fund (the "Fund") is a diversified series of The Destination Funds (the "Trust"), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated December 14, 2004. On April 11, 2005, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to YCMNET Advisors, Inc., an affiliate of the investment advisor to the Fund. The Fund commenced operations on December 29, 2005.

The investment objective of the Fund is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

SECURITIES VALUATION - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Common stocks and other equity-type securities that are traded on a securities exchange are valued at the last quoted sales price at the close of regular trading on the day the valuation is made, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Price information on listed stocks is taken from the exchange where the security is primarily traded. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

SHARE VALUATION - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the net asset value per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed within 90 days of the date of purchase. For the period ended February 28, 2006, no redemption fees were collected.

INVESTMENT INCOME - Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Other non-cash dividends are recognized as investment income at the fair value of the property received.

SECURITY TRANSACTIONS - Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders arising from net investment income and net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. During the period ended February 28, 2006, the Fund made no distributions.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX - It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distribute at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is required.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2006:

     ----------------------------------------------------------------
        Cost of portfolio investments                 $ 100,194
                                                    ==============
        Gross unrealized appreciation                 $   2,802
        Gross unrealized depreciation                      (985)
                                                    --------------
        Net unrealized appreciation                   $   1,817
        Undistributed ordinary income                       186
                                                    --------------
        Accumulated earnings                          $   2,003
                                                    ==============
     ----------------------------------------------------------------

3. INVESTMENT TRANSACTIONS

During the period ended February 28, 2006, cost of purchases of investment securities, other than short-term investments, was $91,653. There were no sales of investment securities, other than short-term investments, during the period.

4. TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY AGREEMENT
Destination Capital Management, Inc. (the "Advisor") serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor, on a monthly basis, an investment advisory fee at the annual rate of 0.75% of its average daily net assets.

The Advisor has contractually agreed to reduce a portion of its advisory fees or to reimburse the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 1.25% annually of its average net assets. This expense limitation agreement remains in effect for a period of three years from the beginning of the Fund's operations. During the period ended February 28, 2006, the Advisor waived its entire investment advisory fees of $127 and reimbursed other Fund expenses totaling $19,766.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

The Advisor has concurrently entered into an agreement with the Fund which permits the Advisor to recover expenses waived and/or reimbursed on behalf of the Fund, but only for a period of three years after the expense is waived and/or reimbursed, and only if such recovery will not cause the Fund's expense ratio to exceed 1.25%. As of February 28, 2006, the amount available for recovery that has been paid and/or waived by the Advisor on behalf of the Fund is $19,893, which expires during the year ended February 28, 2009.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement with the Trust, Ultimus Fund Solutions, LLC ("Ultimus") provides non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, the Fund pays to Ultimus, on a monthly basis, a fee equal to 0.15% per annum of the Fund's average daily net assets up to $50 million, 0.125% of such assets from $50 million to $100 million, 0.10% of such assets from $100 million to $250 million, 0.075% of such assets from $250 million to $500 million and 0.05% of such assets in excess of $500 million, provided, however, that the minimum fee is $2,000 per month. For the period ended February 28, 2006, Ultimus was paid $4,000 for administration fees.

ACCOUNTING SERVICES AGREEMENT
Under the terms of an Accounting Services Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, Ultimus receives a base fee of $2,500 per month, plus an asset-based fee at the annual rate of .01% of the average value of its daily net assets. During the period ended February 28, 2006, the Fund paid Ultimus $5,002 in fund accounting fees. In addition, the Fund pays all costs of external pricing services.

TRANSFER AGENT AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchase and redemption of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $24 per account, provided, however, that the minimum fee is $1,500 per month. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage and supplies. During the period ended February 28, 2006, Ultimus was paid $3,000 in transfer agent and shareholder services fees.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement, Ultimus Fund Distributors, LLC (the "Distributor") serves as principal underwriter to the Fund. The Distributor receives no compensation from the Fund for acting as principal underwriter. However, the Distributor receives annual compensation of $6,000 from the Advisor for such services.

Certain trustees and officers of the Fund are directors and officers of the Advisor, or of Ultimus, or of the Distributor.

DESTINATION SELECT EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (Continued)
--------------------------------------------------------------------------------

5. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of costs: (1) transactions costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge any sales loads. However, a redemption fee of 2% is imposed on the sale of shares within 90 days of the date of purchase.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including annualized expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

DESTINATION SELECT EQUITY FUND
ABOUT YOUR FUND'S EXPENSES (Unaudited) (Continued)
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
                                          Beginning            Ending         Expenses Paid
                                        Account Value      Account Value          During
                                      December 29, 2005   February 28, 2006      Period*
---------------------------------------------------------------------------------------------
Based on Actual Fund Return               $1,000.00           $1,020.00           $2.11
Based on Hypothetical 5% Return
   (before expenses)                      $1,000.00           $1,006.40           $2.10
---------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.23% for the period, multiplied by the average account value over the period, multiplied by 62/365 (to reflect the period covered by this report).




OTHER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-738-1128, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

The Trust will file a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings will be available upon request, by calling 1-866-738-1128. Furthermore, you will be able to obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESTINATION SELECT EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)
--------------------------------------------------------------------------------

The Board of Trustees, including all of the Independent Trustees voting separately, has reviewed and approved the Fund's Investment Advisory Agreement with the Adviser. Approval took place at an in-person meeting, held on April 18, 2005, at which a majority of Trustees were present, including all of the Independent Trustees.

In the course of their consideration of the Investment Advisory Agreement, the Independent Trustees were advised by independent legal counsel. The Independent Trustees received and reviewed a substantial amount of information provided by the Adviser in response to requests of independent legal counsel.

In considering the Investment Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------

The Trustees received and considered various data and information regarding the nature, extent and quality of services to be provided to the Fund by the Adviser and the available resources of its affiliate, YCMNET Advisors, Inc. ("YCMNET"). The Trustees reviewed the most recent investment adviser registration form (Form
ADV) for the Adviser, which included, among other things, information about the background and experience of the senior management. The Trustees were also provided additional background information on Messrs. Yoshikami and Chin and the Advisor's investment process and brokerage policies. In this regard, the
Trustees specifically reviewed the qualifications, backgrounds and responsibilities of the key personnel at the Adviser that will oversee the day-to-day investment management and operations of the Fund.

The Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services to be provided to the Fund by the Adviser.

PERFORMANCE AND EXPENSES
------------------------

The Trustees next considered performance information provided by the Adviser, which included an overview of the composite performance record of YCMNET's separate accounts managed according to an equity/fixed income strategy. The Adviser reported that accounts included within the equity/fixed income composite generally invest 85% of their assets in equity securities, while the remaining 15% is invested in fixed income securities. During the Adviser's presentation of these performance statistics, the Adviser pointed out the differences in fee structures and account minimums between the Fund and the separate accounts. The Adviser explained that it will be difficult for the Fund to replicate the performance numbers of the composite due in large part to the different (higher) fee structure for the Fund and, to a lesser extent, the impact of more frequent cash inflows and outflows within the Fund. The Adviser also explained that the Fund will not typically hold as significant a percentage of its assets in fixed income securities, which means the Fund is more susceptible to equity risk, as compared to the separate accounts included within the composite. The Trustees discussed the performance information, factoring in the limitations described by the Adviser with respect to the comparative performance, and concluded that the Adviser has available the requisite expertise to manage the Fund.

DESTINATION SELECT EQUITY FUND
APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

The Trustees considered statistical information regarding the Fund's total expense ratio and its various components, including contractual advisory fees and fee waivers and/or expense reimbursements. It also considered comparisons of these fees to the comparative expense information for the Fund's peer group as determined by the Adviser. The Fund's overall expense ratio, after contractual fee waivers, was compared to funds within the Morningstar category of "Large Cap Funds" having $50 million or less in net assets. The Trustees noted that the overall expense ratio of the Fund, after fee waivers, will be lower than the average for Large Cap Funds. The Trustees also noted that, under an Expense Limitation Agreement entered into by the Adviser, shareholders of the Fund are guaranteed a competitive expense ratio during the initial stages (first three years) of the Fund.

INVESTMENT ADVISORY FEE RATES
-----------------------------

The Trustees reviewed and considered the proposed contractual fee rate payable by the Fund to the Adviser for investment advisory services. Additionally, the Trustees received and considered information comparing the advisory fee rates with those of the other funds in its relevant peer group, as described above. The Trustees concluded that the advisory fee rate for the Fund was slightly lower than the average rate for the peer group presented. The Trustees further concluded that the overall expense ratio of the Fund, after fee waivers, is lower than the average expense ratio within the defined peer group.

The Trustees also discussed the financial commitment of YCMNET to ensure that the Adviser has adequate resources (financial and personnel) to adequately serve the Fund and satisfy its financial commitment under the Expense Limitation Agreement. The Trustees reviewed a recent balance sheet of YCMNET and considered the contractual undertaking and oral representations of Mr. Yoshikami regarding financial support of the Adviser. The Trustees concluded that, with the financial support of the Adviser's parent company, the Adviser is financially capable of satisfying its commitments to the Fund.

PROFITABILITY
-------------

The Trustees discussed the projected profits of the Adviser and the other ancillary benefits that the Adviser may receive with regard to providing advisory services to the Fund and concluded that, in light of the fact that the Fund is new, with limited assets, these factors are only secondary factors at this time. The Trustees did note that, as the Fund grows, the Adviser may need to add breakpoints to the investment advisory fee structure.

ECONOMIES OF SCALE
------------------

The Trustees discussed economies of scale, noting that at this stage, the Fund has not had an opportunity to recognize any economies of scale. The Trustees again observed that as the Fund grows in assets, this factor will become more relevant to their consideration process.

CONCLUSION
----------

After consideration of these and other factors, the Trustees, including all of the Independent Trustees, concluded that approval of the Investment Advisory Agreement was in the best interest of the Fund and its shareholders.

ITEM 2.  CODE OF ETHICS.

Not required

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto







Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Destination Funds
              ---------------------------------------------------


By (Signature and Title)*    /s/ Michael A. Yoshikami
                           --------------------------------------
                           Michael A. Yoshikami, President


Date          April 18, 2006
     -----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Michael A. Yoshikami
                            -------------------------------------
                            Michael A. Yoshikami, President


Date          April 18, 2006
     -----------------------------------




By (Signature and Title)*    /s/ Mark J. Seger
                           --------------------------------------
                            Mark J. Seger, Treasurer


Date          April 18, 2006
     -----------------------------------



* Print the name and title of each signing officer under his or her signature.